Changes in officers and directors	12 Months Ended
Jan. 31, 2014
Changes in officers and directors [Text Block]

NOTE 15 – Changes in officers and directors

On August 28, 2013, Larry Liang, resigned as the president and a director of our company. On the same date, we appointed James Briscoe as president of our company until are placement is named.